CONFIDENTIAL TREATMENT IS BEING REQUESTED.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

5/13/11

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles R. Mathys
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452
Signature, Place, and Date of Signing:

Charles R. Mathys

Charles R. Mathys, CHICAGO, IL May 13, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $577067 (thousands)

List of Other Included Managers: None

Confidential Treatment Requested – Open Risk Arbitrage Positions

Confidential Period Requested	Authority Name of Issuer	Title of Class	CUSIP	Market Value (x$1000)	Shares or Prn amount	Sh or Pr	Opt	Investment Discretion	Other Managers	Voting Sole	Shared	None
3 months	BJ SVCS CO	COM	055482103	106083	4957168	SH		DEFINED		4957168	0	0
3 months	BRINKS HOME SEC HLDGS INC	COM	109699108	54791	1287681	SH		DEFINED		1287681	0	0
3 months	VARIAN INC	COM	922206107	39773	768107	SH		DEFINED		768107	0	0
6 months	MILLIPORE CORP	COM	601073109	14150	134000	SH		DEFINED		134000	0	0
6 months	MILLIPORE CORP	NOTE3.750%6/0	601073AD1	35716	28500000	SH		DEFINED		28500000	0	0
6 months	XTO ENERGY INC	COM	98385X106	197086	4177327	SH		DEFINED		4177327	0	0
12 months	AIRGAS INC	COM	009363102	18920	297384	SH		DEFINED		297384	0	0
12 months	ALLEGHENY ENERGY INC	COM	017361106	11505	500200	SH		DEFINED		500200	0	0
12 months	OSI PHARMACEUTICALS INC	COM	671040103	15483	260000	SH		DEFINED		260000	0	0
12 months	SMITH INTL INC	COM	832110100	83560	1951417	SH		DEFINED		1951417	0	0

13FCON